Subsequent events (Details) - Major business combination - Cannabis and Hemp-derived products $ in Thousands	3 Months Ended
Jan. 29, 2026 CAD ($) acquisition
Disclosure of non-adjusting events after reporting period [line items]
Number of separate acquisitions | acquisition	3
Aggregate consideration | $	$ 900